Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consists of the following:
	Year ended March 31,
	2022	2023	2024
Current tax
– PRC	$249	$164	$143
– Macau	153	246	126
Deferred tax	(567)	(155)	(159)
	$(165)	$255	$110

Schedule of Statutory Tax Rate	Reconciliation between the provision for income taxes computed by applying the statutory tax rate in the PRC to income before income taxes and the actual provision for income taxes is as follows:
	Year ended March 31,
	2022	2023	2024
Provision for income taxes at statutory tax rate in the PRC	$2,017	$578	$1,955
Tax rate differential on entities not subject to PRC income tax	(602)	520	(547)
Additional deduction of research and development expenses	(227)	(476)	(273)
Foreign rate differences, net	(280)	724	175
Other non-taxable income	(1,338)	(786)	(1,194)
Unrecognized tax benefits	346	(426)	119
Other non-deductible expenses	17	32	24
Net change in valuation allowances	(62)	90	(49)
Prior year true up	(36)	(1)	(100)
Effective tax	$(165)	$255	$110

Schedule of Net Deferred Income Tax	The net deferred income tax consists of the following:
	March 31,
	2023	2024
Deferred income tax assets	$262	$419
Deferred income tax liabilities	(484)	(476)
Net deferred income tax liabilities	$(222)	$(57)

Schedule of Components of Net Deferred Income Tax	The components of net deferred income tax are as follows:
	March 31,
	2023	2024
Deferred income tax assets (liabilities):
Net operating loss carry forwards	$48	$81
Provision of employee benefits	1,267	1,271
Depreciation and amortization	(1,280)	(1,182)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(240)	(107)
Others	116	(39)
Less: Valuation allowances	(133)	(81)
Net deferred income tax liabilities	$(222)	$(57)

Schedule of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:
	Year ended March 31,
	2022	2023	2024
Balance at the beginning of the year	$886	$1,232	$806
Increase (decrease) related to current year tax positions	346	(426)	119
Balance at end of the year	$1,232	$806	$925